Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
8.	Debt
The components of the Company’s third-party debt consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Fortress Term Loan	$—	$43,100
RTW Convertible Notes	49,320	—

Total principal amount of debt	49,320	43,100

Change in fair value	(13,230)	—
Plus: Accretion	—	148
Less: current portion of long-term debt, net of discounts	—	(38,643)
Less: unamortized deferred financing costs and debt discounts	—	(4,605)

Long-term debt, net of current portion and discounts	$36,090	$—

As of December 31, 2023, the fair value for the Company’s Fortress Term Loan approximated the carrying amount.
Term Loans
2021 Term Loan
In March 2021, the Company entered into a loan and security agreement (as amended, the “2021 Term Loan” and the “2021 Term Loan Agreement”) with Runway Growth Credit Fund, Inc. (“Runway”) that provided for borrowings up to $25.0 million.
In December 2021, the 2021 Term Loan Agreement was amended (the “Amendment”) to extend the maturity date of the 2021 Term Loan to December 30, 2025 and provide for an additional $20.0 million of borrowings. In December 2021, the Company issued warrants exercisable for 132,979 shares of Legacy Allurion Series C preferred stock as consideration for the Amendment and the draw down related to the 2021 Term Loan Agreement. The fair value of these warrants was determined to be $0.3 million upon issuance and are classified as a warrant liability on the condensed consolidated balance sheet as of September 30, 2024 and December 31, 2023 (see Note 10,
Fair Value Measurements
). Upon the closing of the Business Combination and after giving effect to the Reverse Stock Split, these warrants were converted into warrants exercisable for
5,203 shares of Allurion Common Stock.
In June 2022, the 2021 Term Loan Agreement was amended to revise definitional terms for certain milestone events, the final payment amount and certain financial covenants. In September 2022, the 2021 Term Loan Agreement was further amended to, among other things, increase additional borrowing up to $15.0 million.
During June through December of 2022, the Company drew an additional $30.0 million of the 2021 Term Loan and warrants exercisable for 88,440 shares of Series
D-1
preferred stock were issued. The fair value of these warrants was determined to be $0.8 million upon issuance and are classified as a warrant liability on the consolidated balance sheets as of September 30, 2024 and December 31, 2023 (see Note 10,
Fair Value Measurements
). Upon the closing of the Business Combination and after giving effect to the Reverse Stock Split, the warrants exercisable for
88,440 shares of Series
D-1
preferred stock were converted into warrants exercisable for 3,620 shares of Allurion Common Stock.
On August 1, 2023, the 2021 Term Loan was paid off using the proceeds from the Fortress Term Loan (see below). The total payoff amount was $58.0 million, consisting of $55.0 million repayment of principal, a
$1.1 million prepayment fee, and a $1.6 million final payment fee. The prepayment fee was calculated as 2% of the outstanding principal balance as of August 1, 2023. The final payment fee was calculated as the 3% of the outstanding principal balance as of August 1, 2023 less the original final payment of $0.1 million. The Company recorded a $3.9 million loss on extinguishment of debt in connection with the 2021 Term Loan repayment.
Interest expense for the three months ended September 30, 2023 related to the 2021 Term Loan was $0.8 million, consisting of $0.7 million of contractual interest, and $0.1 million of amortization of the debt discount, amortization of warrant, and term loan accretion. Interest expense for the nine months ended September 30, 2023 related to the 2021 Term Loan was $5.0 million, consisting of $4.7 million of contractual interest, $0.1 million amortization of the debt discount, $0.1 million of amortization of the warrant, and $0.1 million of term loan accretion.
Fortress Term Loan
On August 1, 2023, the Company entered into the Fortress Term Loan pursuant to the Fortress Credit Agreement with Fortress that provided gross proceeds of $60 million. The Fortress Term Loan had a maturity date of June 30, 2027 and accrued interest per annum at a rate of 6.44% plus the greater of (i) the Wall Street Journal Prime Rate and (ii) 3.0%, which interest was payable in arrears on a monthly basis. The Fortress Term Loan provided for an exit payment equal to 3.0% of the Fortress Term Loan (the “Exit Fee”) due upon prepayment or the maturity date of the Fortress Term Loan, in addition to any early prepayment fee. The Exit Fee is treated as additional interest expense and is accreted over the life of the loan using the effective interest method. Proceeds of the Fortress Term Loan were used, in part, to repay all amounts outstanding under the 2021 Term Loan. In connection with the issuance of the Fortress Term Loan, the Company paid issuance costs of $2.5 million, which were recorded as a debt discount and will be amortized over the remaining life of the loan.
On December 29, 2023, the Company entered into an amendment to the Fortress Credit Agreement (the “Fortress Amendment”). The Fortress Amendment waived the December 31, 2023 minimum revenue covenant under the Fortress Credit Agreement and modified the minimum liquidity covenant by increasing the minimum liquidity amount from $12.5 million to $33.5 million until March 31, 2024, $23.5 million from April 1, 2024 to June 30, 2024, $16.9 million from July 1, 2024 to September 30, 2024 and $12.5 million on October 1, 2024 and thereafter. The Fortress Amendment also provided that at any time after March 31, 2024, each lender had the right to convert a portion of the outstanding principal amount, not to exceed the lender’s proportionate share of a maximum of $20.0 million in aggregate outstanding principal amount, into shares of Allurion Common Stock at a conversion price based on the
30-day
volume weighted average price (“VWAP”) of Allurion Common Stock on the NYSE ending on the trading day immediately preceding the date of exercise of the lender’s conversion right. As part of the Fortress Amendment, the Company prepaid $20.0 million of the principal outstanding under the Fortress Credit Agreement. Additionally, $3.1 million of fees were incurred and considered paid-in-kind
and capitalized as an additional debt discount and added to the outstanding principal amount of the loans under the Fortress Amendment. The fees were amortized through interest expense over the remaining life of the loan. The Fortress Amendment was accounted for as a modification under ASC 470,
Debt
. In connection with the modification and related prepayment, the Company wrote off $0.8 million of the unamortized debt issuance costs, which was recorded within interest expense on the condensed consolidated statement of operations for the year ended December 31, 2023.
The Company assessed the terms and features of the Fortress Credit Agreement in order to identify any potential embedded features that would require bifurcation or any beneficial conversion features. The terms and features assessed include, under certain circumstances, a default interest rate of 3% that will apply to all outstanding obligations during the occurrence and continuance of an event of default. In accordance with ASC 815,
Derivatives and Hedging
(“ASC 815”), the Company concluded that this feature is not clearly and closely related to the host instrument and represents an embedded derivative (the “Term Loan Derivative Liability”) that is required to be re-measured
at fair value on a quarterly basis. At the inception of the Fortress Term Loan, the fair value of the embedded derivative was determined to be immaterial. The Term Loan Derivative Liability was fair valued to zero in connection with the repayment of the Fortress Term Loan, with a corresponding $2.0 million gain recorded in other income, net
in the condensed consolidated statement of operations for the three and nine months ended September 30, 2024.
On April 16, 2024, the Company repaid all outstanding obligations under the Fortress Term Loan with proceeds from the Amended Note Purchase Agreement (as defined below) with RTW. The total payoff amount was $48.0 million, consisting of $43.1 million repayment of principal, a $2.7 million prepayment fee, a $1.3 million exit fee, $0.6 million of other fees paid directly to Fortress, and $0.3 million of accrued interest. The Company recorded an $8.7 million loss on extinguishment of debt in connection with the Fortress Term Loan repayment in the condensed consolidated statement of operations for nine months ended September 30, 2024.
Interest expense for the three and nine months ended September 30, 2023 related to the Fortress Term Loan was $1.7 million, consisting of $1.5 million of contractual interest, $0.1 million amortization of the debt discount, and term loan accretion of $0.1 million. The average interest rate during the three months ended September 30, 2023 was 14.94%.
Interest expense for the nine months ended September 30, 2024 related to the Fortress Term Loan was $2.3 million, consisting of $1.9 million of contractual interest, $0.3 million amortization of the debt discount, and term loan accretion of $0.1 million. There was no interest expense for the three months ended September 30, 2024 due to the extinguishment of the Fortress Term Loan on April 16, 2024. The average interest rate through April 16, 2024 was 14.94%.
Convertible Notes
2021 Convertible Notes
In December 2021, the Company entered into a convertible note agreement with investors for gross proceeds of $2.0 million with a stated interest rate of 5.0% per annum (the “2021 Convertible Notes”) and a maturity date 36 months from the date of issuance unless previously converted pursuant to their terms of the agreement. No issuance costs were incurred.
The 2021 Convertible Notes provided that, effective upon either a Special Purpose Acquisition Company (i.e. “deSPAC”) transaction, closing of a qualified financing, or closing of a non-qualified
financing, all of the outstanding principal and interest would automatically convert into shares of Legacy Allurion common stock or shares of the same class or series of capital stock issued in the qualified financing in an amount equal to the balance of the 2021 Convertible Notes on the date of conversion divided by the capped conversion price, which is calculated by dividing $600.0 million by the fully diluted capitalization of the Company immediately prior to the conversion of the 2021 Convertible Notes.
Interest expense for each of the three and nine months ended September 30, 2023 related to the 2021 Convertible Notes was less than $0.1 million and $0.1 million, respectively, consisting entirely of contractual interest. Interest expense related to the 2021 Convertible Notes is recorded within Interest expense on the condensed consolidated statement of operations. On August 1, 2023, in connection with the closing of the Business Combination and after giving effect to the Reverse Stock Split, the outstanding 2021 Convertible Notes were converted into an aggregate
5,345 shares of Allurion Common Stock with a corresponding recognition of APIC of $2.2 million, and are no longer outstanding.
2022 Convertible Notes
In January 2022, the Company entered into a convertible note purchase agreement with investors for gross proceeds of $1.1 million with a stated interest rate of 5.0% per annum (the “2022 Convertible Notes”). The 2022 Convertible Notes were to mature 36 months from the issuance date unless previously converted pursuant to the terms of the agreement. Issuance costs were de minimis. The 2022 Convertible Notes had the same terms as the 2021 Convertible Notes.
Interest expense for each of the three and nine months ended September 30, 2023 related to the 2022 Convertible Notes was less than $0.1 million, consisting entirely of contractual interest. Interest expense related to the 2022 Convertible Notes is recorded within Interest expense on the condensed consolidated statement of operations. On August 1, 2023, in connection with the closing of the Business Combination and after giving effect to the Reverse Stock Split, the outstanding 2022 Convertible Notes were converted into an aggregate

3,329 shares of Allurion Common Stock with a corresponding recognition of APIC of $1.2 million, and are no longer outstanding.
2023 Convertible Notes
Between February and August 2023, the Company entered into a convertible note purchase agreement, and related side letters, for the sale of convertible notes (the “2023 Convertible Notes”) to certain investors for gross proceeds of $28.7 million, with a stated interest rate of 7.0% per annum. The 2023 Convertible Notes provided that they would mature on December 31, 2026 unless previously converted pursuant to the terms of the note purchase agreement. The 2023 Convertible Notes also provided that, effective upon a deSPAC transaction, all of the outstanding principal and interest would automatically convert into a number of shares of Legacy Allurion common stock equal to the balance of the 2023 Convertible Notes on the date of conversion divided by the discounted capped conversion price, which is calculated by dividing $217.3 million by the fully diluted capitalization of the Company immediately prior to the conversion of the 2023 Convertible Notes.
Additionally, the 2023 Convertible Notes provided that, effective upon the closing of a qualified financing, holders of the 2023 Convertible Notes could optionally accelerate repayment of the principal and interest of the 2023 Convertible Notes or convert all of the outstanding principal and interest into shares of Legacy Allurion common stock or shares of the same class or series of capital stock issued in the qualified financing equal to the balance of the 2023 Convertible Notes on the date of conversion divided by the greater of the capped price or the discounted price. The capped price is calculated by dividing $260.0 million by the fully diluted capitalization of the Company immediately prior to the conversion of the 2023 Convertible Notes, and the discounted price is calculated as 85% of the cash price of the same class or series of capital stock issued in the qualified financing. The 2023 Convertible Notes are accounted for under the fair FVO election of ASC 825 as the notes contain embedded derivatives, including the automatic conversion upon a deSPAC transaction prior to the deSPAC deadline, voluntary conversion upon a qualified financing, automatic repayment upon a sale event, and conversion rate adjustment, which would require bifurcation and separate accounting. These convertible notes are initially measured at their issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date.
Interest expense for each of the three and nine months ended September 30, 2023 related to the 2023 Convertible Notes was $0.1 million and $0.5 million, respectively, consisting entirely of contractual interest. Interest expense related to the 2023 Convertible Notes is recorded within Interest expense on the condensed consolidated statement of operations.
On May 2, 2023 the Company entered into termination agreements (the “Termination Agreements”) with respect to side letters entered into with certain holders of the 2023 Convertible Notes. With respect to the Termination Agreement with HVL, the Company had the right to prepay, in one or more transactions, all or a portion of the outstanding principal amount, plus accrued interest, under such holder’s 2023 Convertible Note (the “HVL Bridge Note”), including by way of (a) a $2 million payment in cash by the Company to HVL on May 2, 2023, $1.5 million of which was deemed a prepayment penalty and recorded as other expense on the income statement, with the remaining $0.5 million recorded as a reduction of the principal amount, (b) immediately prior to the consummation of the transactions contemplated by the Business Combination Agreement, an additional payment of at least $6 million, up to the then-outstanding principal amount, plus accrued interest, under the HVL Bridge Note by way of (i) payment in cash by the Company and/or (ii) the sale and transfer of all or any portion of the HVL Bridge Note, equivalent in value to the portion of the additional payment to be repaid pursuant to this clause (b)(ii), to any person or persons designated in writing by the Company. The Termination Agreements were accounted for as a modification of debt and the modified convertible notes continued to be accounted for under the FVO with any change in fair value recognized in other expense on the income statement.
In addition, under the Termination Agreement executed with HVL, the Company agreed to issue to HVL a number of shares of Allurion Common Stock (“PubCo Additional Shares”) equal to (a) the outstanding principal and accrued interest under the HVL Bridge Note immediately prior to the consummation of the transactions contemplated by the Business Combination Agreement (after giving effect to the payment of the repayments) divided by $125.00, plus (b) 12,000 shares of Allurion Common Stock. The PubCo Additional Shares were accounted for as a freestanding financing liability. The liability for the PubCo Additional Shares was initially measured at its issue-date estimated fair value and subsequently remeasured at fair value at each reporting period, with changes in fair value reflected in earnings until the PubCo Additional Shares were issued. A $3.4 million liability was recorded at issuance for the PubCo Additional Shares as Other liabilities on the balance sheet. On August 1, 2023, upon closing of the Business Combination and after giving effect to the Reverse Stock Split, HVL was issued
15,508 PubCo Additional Shares with a corresponding recognition of APIC of $2.7 million, and the liability is no longer outstanding.
Further on May 2, 2023, RTW and Fortress as the Backstop Purchasers entered into the Backstop Agreement with the Company, Legacy Allurion and HVL. Pursuant to the Backstop Agreement, each Backstop Purchaser agreed that to the extent any HVL Bridge Notes remained outstanding prior to the consummation of the Business Combination, such Backstop Purchaser would, at the closing of the Business Combination, purchase up to $2.0 million of the HVL Bridge Notes from HVL in exchange for shares of Allurion Common Stock (the “Base PubCo Shares”, “Backstop Shares” and “Conditional Additional PubCo Shares”). The Base PubCo Shares and Backstop Shares were accounted for as a freestanding financing liability. The Base PubCo Shares and Backstop Shares liability was initially measured at its issue-date estimated fair value and subsequently remeasured at fair value at each reporting period with changes in fair value reflected in earnings until the Base PubCo Shares and Backstop Shares were issued. A $3.3 million liability was recorded at issuance for the Base PubCo Shares and Backstop Shares liability as Other liabilities on the balance sheet. On August 1, 2023, upon closing of the Business Combination and after giving effect to the Reverse Stock Split, per the terms of the Fortress Term Loan, the Amended and Restated RTW Side Letter and Backstop Agreement, the Backstop Purchasers were each issued
38,000 shares of Allurion Common Stock with a corresponding recognition of APIC of $13.4 million, and the liability is no longer outstanding.
On August 1, 2023, immediately prior to the closing of the Business Combination and after giving effect to the Reverse Stock Split, the Company repaid $
6.3 million of the HVL Bridge Note, leaving a principal balance of $6.3 million. Each Backstop Purchaser then purchased $2.0 million principal amount of the outstanding portion of the HVL Bridge Note, Allurion canceled the existing HVL Bridge Note and issued a new convertible note to HVL for the remaining balance together with all unpaid interest accrued since the date of issuance of $2.7 million, Allurion issued convertible notes to each Backstop Purchaser with an issuance date of the Closing Date (August 1, 2023) and an original principal amount of $2.0 million each, and Allurion issued 28,000 shares of Allurion Common Stock to each Backstop Purchaser. Additionally, the outstanding 2023 Convertible Notes were converted into an aggregate 123,376 shares of Allurion Common Stock with a corresponding recognition of APIC of $22.2 million, and are no longer outstanding.
RTW Convertible Notes
On April 14, 2024, the Company entered into a note purchase agreement (the “Original Note Purchase Agreement”) with RTW as agent for the purchasers (the “Purchasers”) party thereto from time to time (RTW in such capacity, the “Principal Purchaser”), and Acquiom Agency Services LLC (“Acquiom”) as collateral agent for the Purchasers. Subsequently, on April 16, 2024, the Company, the Principal Purchaser, the Purchasers, and Acquiom entered into the First Amendment to the Original Note Purchase Agreement (the Original Note Purchase Agreement as amended, the “Amended Note Purchase Agreement”).
Pursuant to the Amended Note Purchase Agreement, the Company issued and sold $48.0 million of convertible senior secured notes (the “RTW Convertible Notes”). The RTW Convertible Notes bear interest at an annual rate of 6%, which interest is paid quarterly in cash or, at the Company’s option, in kind for the first three years. The RTW Convertible Notes will mature on April 16, 2031 unless previously converted pursuant to the terms of the Amended Note Purchase Agreement. The RTW Convertible Notes are convertible into shares of Allurion Common Stock, at a Purchaser’s election at any time after the earliest of (i) the date on which Stockholder Approval (as defined below) is obtained, (ii) December 31, 2025, (iii) the date of a Fundamental Change Company Notice (as defined in the Amended Note Purchase Agreement), and (iv) the Make-Whole Fundamental Change Effective Date (as defined in the Amended Note Purchase Agreement), subject to certain terms and limitations in the Amended Note Purchase Agreement, based on a conversion rate of 24.6920 shares of common stock per $1,000 principal amount of Notes (equivalent to a conversion price of approximately $40.50 per share, which represents a 35% premium to the lowest price per share in an equity financing for capital raising purposes ending on the date on which the Company has raised aggregate gross offering proceeds of at least $15,000,000 (the “Next Equity Financing”). On July 1, 2024, we consummated the Public Offering, as described elsewhere in this Quarterly Report on Form
10-Q,
which constituted a Next Equity Financing. The Amended Note Purchase Agreement provides that unless and until requisite approval of the Company’s stockholders is obtained (“Stockholder Approval”), the Company will not deliver Allurion Common Stock upon conversion of the RTW Convertible Notes in excess of 1% of the number of shares of Allurion Common Stock outstanding as of April 14, 2024.
The RTW Convertible Notes are accounted for under the FVO election of ASC 825 as the notes contain embedded derivatives, including the conversion upon Stockholder Approval, the conversion upon a Fundamental Change Company Notice, the conversion upon a Make-Whole Fundamental Change, redemption upon the event of default, and redemption upon a Fundamental Change, which would require bifurcation and separate accounting. The RTW Convertible Notes were initially measured at their issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The fair value of the RTW Convertible Notes at issuance was $49.1 million, with a corresponding $1.1 million loss recognized in Other income, net in the condensed consolidated statement of operations. In connection with the issuance of the RTW Convertible Notes and RIFA Amendment (as defined below), we incurred $1.4 million in issuance costs, which were directly expensed through general and administrative expense due to the FVO election of the RTW Convertible Notes and Revenue Interest Financing.
For the three months ended September 30, 2024, the Company recorded gains of $1.8 million and $3.1 million through the condensed consolidated statements of operations and other comprehensive income (loss), respectively. For the nine months ended September 30, 2024, the Company recorded gains of $10.0 million and $3.0 million through the condensed consolidated statements of operations and other comprehensive income (loss), respectively.
The Amended Note Purchase Agreement contains financial maintenance covenants, which require (i) the Company maintain not less than $12,500,000 in unrestricted cash in controlled accounts in the U.S. at all times, (ii) the Company to receive minimum trailing twelve-month consolidated revenue at amounts designated in the Amended Note Purchase Agreement, tested quarterly beginning with the twelve-month period ending March 31, 2025, and (iii) the Company’s and its subsidiaries’ consolidated business operations outside the United States to be profitable for the trailing three-month period, tested quarterly beginning with the three-month period ending December 31, 2025. The Company is in compliance with the covenants in the Amended Note Purchase Agreement as of September 30, 2024.
The Company elected paid in kind interest for the three and nine months ended September 30, 2024 related to the RTW Convertible Notes.

8.	Debt
The components of the Company’s third-party debt consisted of the following (in thousands):

	December 31,
	2023	2022
Fortress Term Loan	$43,100	$—
2021 Term Loan	—	55,000
Convertible Notes	—	3,103

Total principal amounts of debt	43,100	58,103

Plus: Accretion	148	213
Less: current portion of long-term debt, net of discounts	(38,643)	(53,360)
Less: unamortized deferred financing costs and debt discounts	(4,605)	(1,853)

Long-term debt, net of current portion and discounts	$—	$3,103

As of December 31, 2023 and 2022, the fair value for the Company’s Fortress Term Loan and 2021 Term Loan approximated the respective carrying amounts.
Term Loans
2021 Term Loan
In March 2021, the Company entered into a loan and security agreement (as amended, the “2021 Term Loan” and the “2021 Term Loan Agreement”) with Runway Growth Credit Fund, Inc. (“Runway”) that provided initial cash proceeds of $15.0 million, all of which was drawn down in March 2021 and provided for additional borrowings of up to $10.0 million, in $5.0 million increments, based upon the achievement of certain revenue thresholds within specified time periods, as defined in the 2021 Term Loan Agreement.

In December 2021, the 2021 Term Loan Agreement was amended (the “Amendment”) to extend the maturity date of the 2021 Term Loan to December 30, 2025 and provide for an additional $20.0 million of borrowings, of which $15.0 million (the “Term C Loan”) was available based upon the achievement of certain revenue thresholds within specified time periods as defined in 2021 Term Loan Agreement as amended. The agreement provided for equal monthly principal payments to commence on December 30, 2024 such that the borrowed principal amounts would be repaid in full on December 30, 2025. However, if certain revenue thresholds were achieved prior to April 15, 2023, the borrowed principal amounts would be repaid in full on December 30, 2025. The revenue thresholds were achieved in June 2022. In connection with the 2021 Term Loan, the Company paid issuance costs of $0.7 million which were amortized over the remaining life of the loan.
In December 2021, the Company issued warrants exercisable for 132,979 shares of Legacy Allurion Series C preferred stock as consideration for the Amendment and the draw down related to the 2021 Term Loan Agreement. The fair value of these warrants was determined to be $0.3 million upon issuance and are classified as a warrant liability on the consolidated balance sheet as of December 31, 2023 and 2022 (see Note 10,
Fair Value Measurements
). Upon the closing of the Business Combination, and after giving effect to the Reverse Stock Split, these warrants were converted into warrants exercisable for
5,203
 shares of Allurion Common Stock.
In June 2022, the 2021 Term Loan Agreement was amended to revise definitional terms for certain milestone events, the final payment amount and financial covenant. In September 2022, the 2021 Term Loan Agreement was further amended to, among other things: (1) change the interest rate to the higher of the prime rate or 3.25%
plus
the applicable margin of 6.44186%, (2) extend the maturity date of its outstanding term loans from December 30, 2025 to December 30, 2026, and (3) increase additional borrowing up to $15.0 million (the “Term D Loan”).
During June through September of 2022, the Company drew an additional $15.0 million of the Term C Loan based upon the achievement of certain revenue thresholds under the amended and restated provisions of the 2021 Term Loan. In connection with the Term C Loan under the 2021 Term Loan, the Company paid issuance costs of $0.3 million, which were amortized over the remaining life of the loan. Upon the additional $15.0 million draw on the Term C Loan, warrants exercisable for 44,220 shares of Series
D-1
preferred stock were issued. In 2022, the Company recorded a warrant liability of $0.4 million in connection with the Term C Loan on the consolidated balance sheets. In September 2022, in connection with the amendment of the 2021 Term Loan, the Company committed to issue warrants exercisable for an additional 44,220 shares of Series
D-1
preferred stock if the Company drew on the entire Term D Loan. The fair value of these warrants was determined to be $0.4 million upon issuance and are classified as a warrant liability on the consolidated balance sheets as of December 31, 2023 and 2022 (see Note 10,
Fair Value Measurements
). Upon the closing of the Business Combination, and after giving effect to the Reverse Stock Split, the warrants exercisable for
88,440 shares of Series
D-1
preferred stock were converted into warrants exercisable for 3,620 shares of Allurion Common Stock.
During October through December of 2022, the Company drew an additional $15.0 million of the Term D Loan based upon the achievement of certain revenue thresholds under the amended and restated provisions of the 2021 Term Loan.
On August 1, 2023, the 2021 Term Loan was paid off using the proceeds from the Fortress Term Loan (see below). The total payoff amount was $58.0 million, consisting of $55.0 million repayment of principal, a $1.1 million prepayment fee, and a $1.6 million final payment fee. The prepayment fee was calculated as 2% of the outstanding principal balance as of August 1, 2023. The final payment fee was calculated as 3% of the outstanding principal balance as of August 1, 2023 less the original final payment of $0.1 million. The Company recorded a $3.9 million loss on extinguishment of debt in connection with the 2021 Term Loan repayment.
Interest expense for the year ended December 31, 2023 related to the 2021 Term Loan was $5.0 million, consisting of $4.7 million of contractual interest, $0.1 million amortization of debt discount, $0.1 million amortization
of warrant, and $0.1 million term loan accretion. Interest expense for the year ended December 31,
2022 was $4.3 million, consisting of $3.8 million of contractual interest, $0.2 million amortization of debt discount, $0.1 million amortization of warrant, and $0.2 million term loan accretion.
Fortress Term Loan
On August 1, 2023, the Company entered into the Fortress Term Loan pursuant to the Fortress Credit Agreement with Fortress that provided gross proceeds of $60 million. The Fortress Term Loan has a maturity date of June 30, 2027 and accrues interest per annum at a rate of 6.44% plus the greater of (i) the Wall Street Journal Prime Rate and (ii) 3.0%, which interest is payable in arrears on a monthly basis. An exit payment equal to 3.0% of the Fortress Term Loan (the “Exit Fee”) is due upon prepayment or the maturity date of the Fortress Term Loan, in addition to any early prepayment fee. The Exit Fee is treated as additional interest expense and is accreted over the life of the loan using the effective interest method. Proceeds of the Fortress Term Loan were used, in part, to repay all amounts outstanding under the 2021 Term Loan. In connection with the issuance of the Fortress Term Loan, the Company paid issuance costs of $2.5 million, which were recorded as a debt discount and will be amortized over the remaining life of the loan.
On December 29, 2023, the Company entered into an amendment to the Fortress Credit Agreement (the “Fortress Amendment”). The Fortress Amendment waived the December 31, 2023 minimum revenue covenant under the Fortress Credit Agreement and modified the minimum liquidity covenant by increasing the minimum liquidity amount from $12.5 million to $33.5 million until March 31, 2024, $23.5 million from April 1, 2024 to June 30, 2024, $16.9 million from July 1, 2024 to September 30, 2024 and $12.5 million on October 1, 2024 and thereafter. The Fortress Amendment also provides that at any time after March 31, 2024, each lender will have the right to convert a portion of the outstanding principal amount, not to exceed the lender’s proportionate share of a maximum of $20.0 million in aggregate outstanding principal amount, into shares of Common Stock of the Company at a conversion price based on the
30-day
volume weighted average price (“VWAP”) of the Common Stock on the NYSE ending on the trading day immediately preceding the date of exercise of the lender’s conversion right (the “Fortress Conversion Option”). As part of the Fortress Amendment, the Company prepaid $20.0 million of the principal outstanding under the Fortress Credit Agreement. Additionally, $3.1 million of fees were incurred and considered paid-in-kind
and capitalized as an additional debt discount and added to the outstanding principal amount of the loans under the Fortress Amendment. The fees will be amortized through interest expense over the remaining life of the loan. The Fortress Amendment was accounted for as a modification under ASC 470. In connection with the modification and related prepayment, the Company wrote off $0.8 million of the unamortized debt issuance costs which was recorded within Interest expense on the consolidated statement of operations.
The Fortress Credit Agreement contains certain financial reporting and other covenants, including the maintenance of a minimum liquidity amount and maintenance of minimum product revenues over trailing twelve-month periods. Upon the occurrence of an event of default, the Lenders may declare all outstanding obligations immediately due and payable as well as increase the interest rate 3.0% above the rate that is otherwise applicable. The Company has determined that there is substantial doubt about the Company’s ability to continue as a going concern (see Note 1,
Organization and Basis of Presentation
) and there is a risk that it may not meet its covenants under the Fortress Term Loan in the future. Therefore, the amounts due as of December 31, 2023 have been classified as a current liability in the consolidated financial statements. The Company is in compliance with all covenants as of December 31, 2023.
The Company assessed the terms and features of the Fortress Credit Agreement in order to identify any potential embedded features that would require bifurcation or any beneficial conversion features. The terms and features assessed include, under certain circumstances, a default interest rate of 3% which will apply to all outstanding obligations during the occurrence and continuance of an event of default. In accordance with ASC 815, the Company concluded that this feature is not clearly and closely related to the host instrument and represents an embedded derivative (the “Term Loan Derivative Liability”) that is required to be re-remeasured
at fair value on a quarterly basis. At the inception of the Fortress Term Loan, the fair value of the embedded derivative was determined to be immaterial. The fair value of the Term Loan Derivative Liability was $1.9 million as of December 31, 2023, with a corresponding recognition of Other income (expense), net in the consolidated statement of operations. The Company classified the Term Loan Derivative Liability as a non-current
liability within Other liabilities on the balance sheet as of December 31, 2023.
Interest expense from August 1, 2023 through December 31, 2023 related to the Fortress Term Loan was $4.1 million
, consisting of $3.8 million of contractual interest, $0.2 million amortization of the debt discount, and term loan accretion of $0.1 million. The average interest rate of the Fortress Term Loan during the year ended December 31, 2023 was 14.94%.
Scheduled future maturities of the Fortress Term Loan for years subsequent to December 31, 2023 are as follows (in thousands):

December 31, 2024	—
December 31, 2025	—
December 31, 2026	8,979
December 31, 2027	34,121

$43,100
Convertible Notes
2021 Convertible Notes
In December 2021, the Company entered into a convertible note agreement with an investor for gross proceeds of $2.0 million with a stated interest rate of 5.0% per annum (the “2021 Convertible Notes”) and a maturity date 36 months from the date of issuance unless previously converted pursuant to their terms of the agreement. No issuance costs were incurred.
The 2021 Convertible Notes provided that, effective upon either a Special Purpose Acquisition Company (i.e. “deSPAC”) transaction, closing of a qualified financing, or closing of a non-qualified
financing, all of the outstanding principal and interest would automatically convert into common shares or shares of the same class or series of capital stock issued in the qualified financing in an amount equal to the balance of the 2021 Convertible Notes on the date of conversion divided by the capped conversion price, which is calculated by dividing $600.0 million by the fully diluted capitalization of the Company immediately prior to the conversion of the 2021 Convertible Notes.
Interest expense for the years ended December 31, 2023 and 2022 related to the 2021 Convertible Notes was $0.1 million, consisting entirely of contractual interest. Interest expense related to the 2021 Convertible Notes is recorded within Interest expense on the consolidated statement of operations and comprehensive loss. On August 1, 2023, in connection with the closing of the Business Combination, and after giving effect to the Reverse Stock Split, the outstanding 2021 Convertible Notes were converted into an aggregate
5,345 shares of Allurion Common Stock with a corresponding recognition of APIC of $2.2 million, and are no longer outstanding.
2022 Convertible Notes
In January 2022, the Company entered into a convertible note agreement with investors for gross proceeds of $1.1 million with a stated interest rate of 5.0% per annum (the “2022 Convertible Notes”). The 2022 Convertible Notes mature 36 months from the issuance date unless previously converted pursuant to their terms of the agreement. Issuance costs were de minimis. The 2022 Convertible Notes had the same terms as the 2021 Convertible notes.
Interest expense for the years ended December 31, 2023 and 2022 related to the 2022 Convertible Notes was less than $0.1 million and $0.2 million, respectively, consisting entirely of contractual interest. Interest expense related to the 2022 Convertible Notes is recorded within Interest expense on the consolidated statement of operations and comprehensive loss. On August 1, 2023, in connection with the closing of the Business Combination, and after giving effect to the Reverse Stock Split, the outstanding 2022 Convertible Notes were converted into an aggregate
3,329 shares of Allurion Common Stock with a corresponding recognition of APIC of $1.2 million, and are no longer outstanding.
2023 Convertible Notes
Between February and August 2023, the Company entered into a convertible note purchase agreement, and related side letters, for the sale of the 2023 Convertible Notes to certain investors for gross proceeds of $28.7 million, with a stated interest rate of 7.0% per annum. The 2023 Convertible Notes provided that they would mature on December 31, 2026 unless previously converted pursuant to the terms of their agreement. The 2023 Convertible Notes also provided that, effective upon a deSPAC transaction, all of the outstanding principal and interest would automatically convert into a number of shares of common stock equal to the balance of the 2023 Convertible Notes on the date of conversion divided by the discounted capped conversion price, which is calculated by dividing $217.3 million by the fully diluted capitalization of the Company immediately prior to the conversion of the 2023 Convertible Notes. Additionally, the 2023 Convertible Notes provide that, effective upon the closing of a qualified financing, holders of the 2023 Convertible Notes could optionally accelerate repayment of the principal and interest of the 2023 Convertible Notes or convert all of the outstanding principal and interest into common shares or shares of the same class or series of capital stock issued in the qualified financing equal to the balance of the 2023 Convertible Notes on the date of conversion divided by the greater of the capped price or the discounted price. The capped price is calculated by dividing $260.0 million by the fully diluted capitalization of the Company immediately prior to the conversion of the 2023 Convertible Notes, and the discounted price is calculated as 85% of the cash price of the same class or series of capital stock issued in the qualified financing. The 2023 Convertible Notes are accounted for under the FVO election of ASC 825 as the notes contain embedded derivatives including the automatic conversion upon a deSPAC transaction prior to the deSPAC deadline, voluntary conversion upon a qualified financing, automatic repayment upon a sale event, and conversion rate adjustment, which would require bifurcation and separate accounting. These convertible notes are initially measured at their issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date.
Interest expense for the year ended December 31, 2023 related to the 2023 Convertible Notes was $0.5 million, consisting entirely of contractual interest. Interest expense related to the 2023 Convertible Notes is recorded within Interest expense on the consolidated statement of operations and comprehensive loss.
On May 2, 2023 the Company entered into termination agreements (the “Termination Agreements”) with respect to side letters entered into with certain holders of Legacy Allurion Convertible Notes. With respect to the Termination Agreement with one of the side letter holders (the “Side Letter Holder”), the Company had the right to prepay, in one or more transactions, all or a portion of the outstanding principal amount, plus accrued interest, under the 2023 Convertible Note (the “Side Letter Holder Bridge Note”), including by way of (a) a $2 million payment in cash by the Company to the Side Letter Holder on May 2, 2023, $1.5 million of which is deemed a prepayment penalty and recorded as other expense on the income statement, with the remaining $0.5 million recorded as a reduction of the principal amount, (b) immediately prior to the consummation of the transactions contemplated by the Business Combination Agreement, an additional payment of at least $6 million, up to the then-outstanding principal amount, plus accrued interest, under the Side Letter Holder Bridge Note by way of (i) payment in cash by the Company and/or (ii) the sale and transfer of all or any portion of the Side Letter Holder Bridge Note, equivalent in value to the portion of the additional payment to be repaid pursuant to this clause (b)(ii), to any person or persons designated in writing by the Company. The Termination Agreements were accounted for as a modification of debt and the modified convertible notes continued to be accounted for under the FVO with any change in fair value recognized in other expense on the income statement.
In addition, under the Termination Agreement executed with the Side Letter Holder, the Company agreed to issue to the Side Letter Holder a number of shares of Allurion Common Stock (“PubCo Additional Shares”)
equal to (a) the outstanding principal and accrued interest under the Side Letter Holder Bridge Note immediately prior to the consummation of the transactions contemplated by the Business Combination Agreement (after giving effect to the payment of the repayments) divided by $125.00, plus (b) 12,000 shares of Allurion Common Stock. The PubCo Additional Shares were accounted for as a freestanding financing liability. The liability for the PubCo Additional Shares is initially measured at its issue-date estimated fair value and subsequently remeasured at fair value at each reporting period with changes in fair value reflected in earnings until the PubCo Additional Shares are issued. A $3.4 million liability was recorded at issuance for the PubCo Additional Shares as Other liabilities on the consolidated balance sheet and the related expense recorded through Other income (expense) on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2023. On August 1, 2023, upon closing of the Business Combination and after giving effect to the Reverse Stock Split, the Side Letter Holder was issued
15,508 PubCo Additional Shares with a corresponding recognition of APIC of $2.7 million, and the liability is no longer outstanding.
Further on May 2, 2023, RTW and Fortress (the “Backstop Purchasers”) entered into the Backstop Agreement with the Company, Legacy Allurion and the Side Letter Holder. Pursuant to the Backstop Agreement, each Backstop Purchaser agreed that to the extent any Side Letter Holder Bridge Notes remain outstanding prior to the consummation of the Business Combination, such Backstop Purchaser will, at the closing of the Business Combination, purchase up to $2.0 million of the Side Letter Holder Bridge Notes from the Side Letter Holder in exchange for shares of Allurion Common Stock (the “Base PubCo Shares”, “Backstop Shares” and “Conditional Additional PubCo Shares”). The Base PubCo Shares and Backstop Shares were accounted for as a freestanding financing liability. The Base PubCo Shares and Backstop Shares liability is initially measured at its issue-date estimated fair value and subsequently remeasured at fair value at each reporting period with changes in fair value reflected in earnings until the Base PubCo Shares and Backstop Shares are issued. A $3.3 million liability was recorded at issuance for the Base PubCo Shares and Backstop Shares liability as Other liabilities on the consolidated balance sheet. On August 1, 2023, upon closing of the Business Combination and after giving effect to the Reverse Stock Split, per the terms of the Fortress Term Loan, the Amended and Restated RTW Side Letter and the Backstop Agreement, the Backstop Purchasers were each issued
38,000 shares of Allurion Common Stock with a corresponding recognition of APIC of $13.4 million, and the liability is no longer outstanding.
On August 1, 2023, immediately prior to the closing of the Business Combination and after giving effect to the Reverse Stock Split, the Company repaid $
6.3 million of the Side Letter Holder Bridge Note, leaving a principal balance of $6.3 million. Each Backstop Purchaser then purchased $2.0 million principal amount of the outstanding portion of the Side Letter Holder Bridge Note, Allurion canceled the existing Side Letter Holder Bridge Note and issued a new convertible note to the Side Letter Holder for the remaining balance together with all unpaid interest accrued since the date of issuance of $2.7 million, Allurion issued convertible notes to each Backstop Purchaser with an issuance date of the Closing Date (August 1, 2023) and an original principal amount of $2.0 million each and Allurion issued 28,000 shares of Allurion Common Stock to each Backstop Purchaser. Additionally, the outstanding 2023 Convertible Notes were converted into an aggregate 123,376 shares of Allurion Common Stock with a corresponding recognition of APIC of $22.2 million, and are no longer outstanding.